Tax - Net deferred tax assets/liabilities by type (Details 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net deferred tax assets
Deferred tax assets	SFr 3,667	SFr 4,399
Net operating loss carry-forwards	5,425	5,753
Net operating loss carry-forwards, after allocation of valuation allowances	1,070	1,465
Temporary differences	2,597	2,934
Deferred tax liabilities	530	523
Deferred Tax Assets (Liabilities), Net	3,137	3,876
Net deferred tax assets change	(739)
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	(348)
Accumulated undistributed earnings from foreign subsidiaries	20,100	17,800
Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	0
Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	40
Bank
Net deferred tax assets
Deferred tax assets	3,630	4,337
Net operating loss carry-forwards	5,278	5,657
Net operating loss carry-forwards, after allocation of valuation allowances	1,064	1,437
Temporary differences	2,566	2,900
Deferred tax liabilities	157	167
Deferred Tax Assets (Liabilities), Net	3,473	4,170
Net deferred tax assets change	(697)
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	(345)
Accumulated undistributed earnings from foreign subsidiaries	19,600	SFr 17,200
Bank | Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	0
Bank | Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 40